OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Components of other liabilities

	Notes	December 31, 2018	December 31, 2017
Finance lease liabilities		$9.3	$0.2
Derivatives	22(a)	10.6	—
Other liabilities	10	—	2.9
		$19.9	$3.1
Current portion of other liabilities		$6.8	$2.9
Non-current portion of other liabilities		13.1	0.2
		$19.9	$3.1